CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (1,060,022)	$ (149,301)	¥ (1,149,677)	¥ (601,702)
Total operating expenses	(2,958,720)	(416,727)	(2,680,952)	(2,163,680)
Interest income	78,410	11,044	80,743	71,942
Interest Expense	146,026	20,567	137,812	52,040
Foreign exchange gain (loss)	(57,211)	(8,058)	(334,629)	37,822
Other income, net	100,363	14,136	23,007	95,047
Other gain (loss), net	(32,673)	(4,602)	(43,810)	83,606
Loss before income taxes	(2,165,688)	(305,030)	(2,663,915)	(1,576,015)
Income tax expense	(17,959)	(2,529)	(24,473)	(15,741)
Net loss attributable to Kingsoft Cloud Holdings Limited	(2,176,340)	(306,530)	(2,658,184)	(1,588,712)
Other comprehensive income (loss), net of tax of nil:
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited	(2,074,072)	(292,126)	(1,997,228)	(1,728,154)
Other comprehensive income (loss), net of tax	0		0	0
Parent Company
Operating expenses:
General and administrative expenses	(36,736)	(5,175)	(148,392)	(40,913)
Total operating expenses	(36,736)	(5,175)	(148,392)	(40,913)
Interest income	3,830	539	12,430	15,224
Interest Expense	(28,339)	(3,991)
Foreign exchange gain (loss)	8,078	1,138	(39,426)	10,198
Other income, net	12,683	1,786	10,372	9,889
Other gain (loss), net	(14,433)	(2,033)	(37,764)
Share of (losses) gains of subsidiaries	62,514	8,806	(264,260)	(121,100)
Contractual interests in VIEs and VIEs' subsidiaries	(2,183,913)	(307,598)	(2,190,364)	(1,461,042)
Loss before income taxes	(2,176,316)	(306,528)	(2,657,404)	(1,587,744)
Income tax expense	(24)	(2)	(780)	(968)
Net loss attributable to Kingsoft Cloud Holdings Limited	(2,176,340)	(306,530)	(2,658,184)	(1,588,712)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	102,268	14,404	660,956	(139,442)
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited	(2,074,072)	$ (292,126)	(1,997,228)	(1,728,154)
Other comprehensive income (loss), net of tax	¥ 0		¥ 0	¥ 0